Offerings - Offering: 1	Aug. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	7,000,000
Proposed Maximum Offering Price per Unit	2.795
Maximum Aggregate Offering Price	$ 19,565,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,701.93
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the number of shares of common stock, par value $0.001 per share ("Common Stock"), of the Registrant registered hereunder includes an indeterminable number of shares of Common Stock that become issuable by reason of any share dividend, share split or other similar transaction. The amount to be registered represents 7,000,000 additional shares of Common Stock issuable under the Fate Therapeutics, Inc. Third Amended and Restated 2022 Stock Option and Incentive Plan, as approved by the Board of Directors of the Registrant on March 31, 2026 and approved by the Stockholders of the Registrant at the 2026 Annual Meeting of Stockholders on June 12, 2026. The proposed maximum offering price per unit is estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act on the basis of the average of the high and low sales prices of the Common Stock as reported on the Nasdaq Global Market on August 10, 2026.